Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of Comprehensive Income [Abstract]
Net loss from continuing operations before non-controlling interests	$ (1,028,074)	$ (3,135,450)
Loss from discontinued operation, net of tax	(228,778)	(1,528,964)
Net loss	(1,256,852)	(4,664,414)
Other comprehensive income (loss)
Foreign currency translation adjustment	(1,999,960)	475,567
Comprehensive loss	(3,256,812)	(4,188,847)
Less: Comprehensive loss attributable to non-controlling interests	(123,733)	(552,402)
Comprehensive loss attributable to EZGO Technologies Ltd.’s shareholders	$ (3,133,079)	$ (3,636,445)